Accounts receivable	12 Months Ended
Dec. 31, 2025
Accounts receivable
Accounts receivable

5. Accounts receivable

As at December 31	2025	2024
Trade accounts receivable	$4,722	$5,263
Other accounts receivable	95	35
	$4,817	$5,298

As at December 31, 2025, there were three customers with amounts owing greater than 10% of the Company’s accounts receivable, which totaled 67% in aggregate (Customer A – 22%, Customer B – 14%, Customer C – 31%).

As at December 31, 2024, there were three customers with amounts owing greater than 10% of the Company’s accounts receivable, which totaled 82% in aggregate (Customer A – 27%, Customer B – 12%, Customer C – 43%).

During the year ended December 31, 2025, the Company did not record any write-offs of accounts receivable (2024 – nil; 2023 – nil).